UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $123,421 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9003   193110 SH       SOLE                   192380               730
ADOBE SYS INC                  COM              00724F101     1127    16780 SH       SOLE                    16780
ALTRIA GROUP INC               COM              02209S103     4876    74562 SH       SOLE                    74287               275
AMGEN INC                      COM              031162100      429     7362 SH       SOLE                     7177               185
ANSYS INC                      COM              03662Q105      237     6925 SH       SOLE                     6925
APOLLO GROUP INC               CL A             037604105      748    10100 SH       SOLE                    10100
APPLIED MATLS INC              COM              038222105      174    10710 SH       SOLE                    10710
BED BATH & BEYOND INC          COM              075896100     7653   209436 SH       SOLE                   208616               820
CATALINA MARKETING CORP        COM              148867104    11480   443234 SH       SOLE                   441609              1625
CISCO SYS INC                  COM              17275R102     8051   450046 SH       SOLE                   448636              1410
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      230     4980 SH       SOLE                     4980
COOPER COS INC                 COM NEW          216648402      269     3695 SH       SOLE                     3695
CORINTHIAN COLLEGES INC        COM              218868107      317    20145 SH       SOLE                    20145
DELL INC                       COM              24702R101     1764    45925 SH       SOLE                    45925
DIONEX CORP                    COM              254546104      272     4985 SH       SOLE                     4985
DOLLAR TREE STORES INC         COM              256747106      657    22870 SH       SOLE                    22870
EXXON MOBIL CORP               COM              30231G102      213     3568 SH       SOLE                     3568
FEDERAL NATL MTG ASSN          COM              313586109     1759    32298 SH       SOLE                    32298
FOREST LABS INC                COM              345838106      837    22660 SH       SOLE                    22660
GARMIN LTD                     ORD              G37260109      251     5410 SH       SOLE                     5410
HARLEY DAVIDSON INC            COM              412822108     3177    54999 SH       SOLE                    54674               325
HEARTLAND EXPRESS INC          COM              422347104     1383    72207 SH       SOLE                    72207
INTEL CORP                     COM              458140100     8122   349641 SH       SOLE                   348436              1205
JOHNSON & JOHNSON              COM              478160104     7035   104753 SH       SOLE                   104423               330
LEXMARK INTL NEW               CL A             529771107     1012    12650 SH       SOLE                    12650
MATTEL INC                     COM              577081102     9575   448496 SH       SOLE                   446831              1665
MICROSOFT CORP                 COM              594918104      472    19511 SH       SOLE                    19511
NOKIA CORP                     SPONSORED ADR    654902204     8856   573971 SH       SOLE                   571921              2050
ORACLE CORP                    COM              68389X105     3031   242853 SH       SOLE                   241368              1485
PEPSICO INC                    COM              713448108     2129    40140 SH       SOLE                    40140
PFIZER INC                     COM              717081103     1631    62095 SH       SOLE                    62095
PLANTRONICS INC NEW            COM              727493108      778    20440 SH       SOLE                    20440
SEI INVESTMENTS CO             COM              784117103     2088    57740 SH       SOLE                    57365               375
SLM CORP                       COM              78442P106    10462   209911 SH       SOLE                   209121               790
STATE STR CORP                 COM              857477103     1103    25220 SH       SOLE                    25220
TRUSTCO BK CORP N Y            COM              898349105     1856   161507 SH       SOLE                   160302              1205
WATERS CORP                    COM              941848103      966    26990 SH       SOLE                    26990
WEBEX COMMUNICATIONS INC       COM              94767L109      207     9610 SH       SOLE                     9610
WELLS FARGO & CO NEW           COM              949746101     9191   153699 SH       SOLE                   153134               565